SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 16, 2026	Jul. 08, 2026	Oct. 08, 2025	Sep. 28, 2026	Jun. 30, 2026	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 17, 2026	Jul. 31, 2026
Subsequent Event [Line Items]
Common stock , outstanding shares					13,637,824	38,397,052	13,637,824		41,193,052
Net proceeds from sale of common stock						$ 946,966 [1]	$ 642,000	$ 1,398,400	$ 1,398,400
Shares authorized to issue					100,000,000		100,000,000		100,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized					100,000,000	100,000,000	100,000,000		100,000,000
Prepaid expenses					$ 4,332,653	$ 29,989	$ 4,332,653		$ 144,994
Vendor deposits					$ 3,999,990	$ 664,000	$ 3,999,990
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock sold					85,000		729,000
Net proceeds from sale of common stock					$ 255,000		$ 577,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock , outstanding shares			9,440,362
Number of common stock sold				1,373,152
Share price				$ 3.00
Net proceeds from sale of common stock				$ 4,119,456
Shares authorized to issue										110,000,000
Common stock, par value										$ 0.0001
Common stock, shares authorized										100,000,000
Preferred stock, shares authorized										10,000,000
Preferred stock, shares issued										0
Subsequent Event [Member] | Vertical Edge L L C [Member]
Subsequent Event [Line Items]
Business acquisition percentage of voting interests acquired											50.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Restricted stock units granted	188,222
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares issued for services		7,518	31,752,690

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable